Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	6,305	$1,477,324
General Dynamics Corp.	8,697	1,654,430
HEICO Corp.	4,144	583,475
HEICO Corp., Class A	6,980	881,434
Howmet Aerospace Inc.(a)	61,235	1,957,071
Huntington Ingalls Industries Inc.	8,856	1,880,306
L3Harris Technologies Inc.	6,777	1,417,952
Lockheed Martin Corp.	3,409	1,297,329
Northrop Grumman Corp.	4,263	1,510,978
Raytheon Technologies Corp.	18,563	1,545,184
Teledyne Technologies Inc.(a)(b)	3,557	1,592,647
Textron Inc.	30,775	1,976,986
TransDigm Group Inc.(a)	2,297	1,409,761

		19,184,877

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	15,147	1,470,471
Expeditors International of Washington Inc.	15,482	1,700,852
FedEx Corp.	4,632	1,344,716
United Parcel Service Inc., Class B	7,559	1,540,978
XPO Logistics Inc.(a)	13,488	1,876,450

		7,933,467

Airlines — 0.4%
Delta Air Lines Inc.(a)	36,048	1,691,372
Southwest Airlines Co.	29,893	1,876,683

		3,568,055

Auto Components — 0.7%
Aptiv PLC(a)	11,724	1,686,966
Autoliv Inc.(a)	16,040	1,614,586
BorgWarner Inc.	37,180	1,806,205
Lear Corp.	10,146	1,865,241

		6,972,998

Automobiles — 0.5%
Ford Motor Co.(a)	152,759	1,762,839
General Motors Co.	30,837	1,764,493
Tesla Inc.(a)	2,506	1,777,857

		5,305,189

Banks — 2.9%
Bank of America Corp.	46,294	1,876,296
Citigroup Inc.	25,266	1,799,950
Citizens Financial Group Inc.	43,076	1,993,557
Fifth Third Bancorp	53,821	2,181,903
First Republic Bank/CA	10,279	1,883,524
Huntington Bancshares Inc./OH	118,729	1,818,928
JPMorgan Chase & Co.	10,662	1,639,922
KeyCorp.	90,013	1,958,683
M&T Bank Corp.	11,399	1,797,508
PNC Financial Services Group Inc. (The)	10,226	1,911,751
Regions Financial Corp.	90,587	1,974,797
SVB Financial Group(a)	3,985	2,278,743
Truist Financial Corp.	27,723	1,644,251
U.S. Bancorp.	30,351	1,801,332
Wells Fargo & Co.	51,467	2,318,588

		28,879,733

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	16,965	1,294,090
Coca-Cola Co. (The)	23,719	1,280,352
Constellation Brands Inc., Class A	6,585	1,582,507

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	45,289	$1,623,611
Molson Coors Beverage Co., Class B	32,631	1,793,073
Monster Beverage Corp.(a)	15,834	1,536,690
PepsiCo Inc.	8,761	1,262,986

		10,373,309

Biotechnology — 2.5%
AbbVie Inc.	12,782	1,425,193
Alexion Pharmaceuticals Inc.(a)	10,992	1,854,131
Alnylam Pharmaceuticals Inc.(a)	11,104	1,561,667
Amgen Inc.	5,594	1,340,546
Biogen Inc.(a)	5,571	1,489,295
BioMarin Pharmaceutical Inc.(a)	18,809	1,465,597
Exact Sciences Corp.(a)	12,260	1,616,113
Gilead Sciences Inc.	21,404	1,358,512
Horizon Therapeutics PLC(a)(b)	19,862	1,879,342
Incyte Corp.(a)	16,703	1,426,102
Ionis Pharmaceuticals Inc.(a)(b)	28,288	1,211,292
Moderna Inc.(a)	15,084	2,697,321
Neurocrine Biosciences Inc.(a)	16,426	1,552,093
Regeneron Pharmaceuticals Inc.(a)	2,548	1,226,352
Sarepta Therapeutics Inc.(a)	10,649	754,375
Seagen Inc.(a)	7,798	1,121,041
Vertex Pharmaceuticals Inc.(a)	6,105	1,332,111

		25,311,083

Building Products — 1.5%
A O Smith Corp.	25,136	1,702,964
Allegion PLC	12,346	1,659,055
Carrier Global Corp.	34,217	1,491,177
Fortune Brands Home & Security Inc.	16,945	1,778,886
Johnson Controls International PLC	29,369	1,830,863
Lennox International Inc.	4,773	1,600,578
Masco Corp.	25,403	1,622,744
Owens Corning	19,823	1,919,065
Trane Technologies PLC	9,325	1,620,965

		15,226,297

Capital Markets — 4.8%
Ameriprise Financial Inc.	7,490	1,935,416
Apollo Global Management Inc.	31,263	1,731,032
Bank of New York Mellon Corp. (The)	34,824	1,737,021
BlackRock Inc.(c)	1,924	1,576,333
Blackstone Group Inc. (The)	23,213	2,054,118
Carlyle Group Inc. (The)	50,836	2,168,664
Cboe Global Markets Inc.	16,077	1,677,957
Charles Schwab Corp. (The)	27,192	1,914,317
CME Group Inc.	7,945	1,604,811
FactSet Research Systems Inc.	4,445	1,494,498
Franklin Resources Inc.	66,502	1,995,060
Goldman Sachs Group Inc. (The)	5,813	2,025,540
Intercontinental Exchange Inc.	13,312	1,566,956
Invesco Ltd.	89,850	2,425,950
KKR & Co. Inc.	36,100	2,042,538
MarketAxess Holdings Inc.	2,681	1,309,561
Moody’s Corp.	4,859	1,587,484
Morgan Stanley	21,924	1,809,826
MSCI Inc.	3,368	1,636,073
Nasdaq Inc.	11,210	1,810,864
Northern Trust Corp.	14,904	1,696,075
Raymond James Financial Inc.	15,785	2,064,362
S&P Global Inc.	3,862	1,507,686

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	26,047	$1,600,328
State Street Corp.	19,780	1,660,531
T Rowe Price Group Inc.	9,652	1,729,638
Tradeweb Markets Inc., Class A	24,258	1,971,690

		48,334,329

Chemicals — 3.0%
Air Products & Chemicals Inc.	4,934	1,423,360
Albemarle Corp.	11,061	1,860,128
Axalta Coating Systems Ltd.(a)	51,068	1,628,559
Celanese Corp.	10,440	1,635,426
CF Industries Holdings Inc.	44,324	2,155,476
Corteva Inc.	37,093	1,808,655
Dow Inc.	24,182	1,511,375
DuPont de Nemours Inc.	15,642	1,206,155
Eastman Chemical Co.	14,496	1,672,693
Ecolab Inc.	6,288	1,409,267
FMC Corp.	12,109	1,431,768
International Flavors & Fragrances Inc.	16,635	2,364,998
Linde PLC	5,098	1,457,212
LyondellBasell Industries NV, Class A	16,536	1,715,445
Mosaic Co. (The)	75,122	2,642,792
PPG Industries Inc.	9,454	1,618,903
RPM International Inc.	15,694	1,488,419
Sherwin-Williams Co. (The)	5,421	1,484,649

		30,515,280

Commercial Services & Supplies — 0.9%
Cintas Corp.	3,717	1,282,885
Copart Inc.(a)	11,743	1,462,121
Republic Services Inc.	13,493	1,434,306
Rollins Inc.	35,911	1,338,762
Waste Connections Inc.	12,839	1,529,253
Waste Management Inc.	11,003	1,518,084

		8,565,411

Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	5,049	1,591,293
Cisco Systems Inc.	30,588	1,557,235
F5 Networks Inc.(a)	9,146	1,708,107
Juniper Networks Inc.	65,586	1,665,229
Motorola Solutions Inc.	8,108	1,526,736

		8,048,600

Construction Materials — 0.4%
Martin Marietta Materials Inc.	5,156	1,820,686
Vulcan Materials Co.	9,828	1,751,743

		3,572,429

Consumer Finance — 1.1%
Ally Financial Inc.	46,959	2,416,041
American Express Co.	11,322	1,736,229
Capital One Financial Corp.	15,655	2,333,847
Discover Financial Services	18,017	2,053,938
Synchrony Financial	46,092	2,016,064

		10,556,119

Containers & Packaging — 1.3%
Amcor PLC	116,889	1,373,446
Avery Dennison Corp.	9,511	2,036,971
Ball Corp.	13,935	1,304,873
Crown Holdings Inc.	14,676	1,611,425
International Paper Co.	27,861	1,615,938
Packaging Corp. of America	10,612	1,566,862

Security	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp.	32,522	$1,606,587
Westrock Co.	32,309	1,801,226

		12,917,328

Distributors — 0.5%
Genuine Parts Co.	14,188	1,773,074
LKQ Corp.(a)	39,695	1,854,153
Pool Corp.	4,355	1,840,075

		5,467,302

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	5,258	1,445,687
Equitable Holdings Inc.	57,469	1,967,164
Voya Financial Inc.	25,319	1,717,135

		5,129,986

Diversified Telecommunication Services — 0.6%
AT&T Inc.	43,949	1,380,438
Liberty Global PLC, Class A(a)	19,024	511,746
Liberty Global PLC, Class C, NVS(a)	43,933	1,188,827
Lumen Technologies Inc.	141,972	1,821,501
Verizon Communications Inc.	20,671	1,194,577

		6,097,089

Electric Utilities — 2.4%
Alliant Energy Corp.	26,381	1,481,821
American Electric Power Co. Inc.	15,896	1,410,134
Duke Energy Corp.	14,250	1,434,832
Edison International	21,184	1,259,389
Entergy Corp.	12,464	1,362,191
Evergy Inc.	25,504	1,631,491
Eversource Energy	15,053	1,297,870
Exelon Corp.	31,341	1,408,465
FirstEnergy Corp.	48,846	1,852,240
NextEra Energy Inc.	16,751	1,298,370
NRG Energy Inc.	45,631	1,634,502
OGE Energy Corp.	43,193	1,449,557
PG&E Corp.(a)	108,488	1,228,084
Pinnacle West Capital Corp.	16,795	1,421,697
PPL Corp.	46,962	1,368,003
Southern Co. (The)	21,271	1,407,502
Xcel Energy Inc.	19,016	1,355,841

		24,301,989

Electrical Equipment — 1.2%
AMETEK Inc.	11,395	1,537,527
Eaton Corp. PLC	11,387	1,627,544
Emerson Electric Co.	17,304	1,565,839
Generac Holdings Inc.(a)	6,619	2,144,225
Plug Power Inc.(a)(b)	25,769	734,674
Rockwell Automation Inc.	5,529	1,461,094
Sensata Technologies Holding PLC(a)	29,802	1,720,767
Sunrun Inc.(a)	24,801	1,215,249

		12,006,919

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	21,301	1,434,409
Arrow Electronics Inc.(a)	16,513	1,883,638
CDW Corp./DE	10,147	1,809,515
Cognex Corp.	20,057	1,727,309
Corning Inc.	37,633	1,663,755
IPG Photonics Corp.(a)	7,154	1,553,205
Keysight Technologies Inc.(a)	11,878	1,714,589
TE Connectivity Ltd.	12,200	1,640,534

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	24,618	$2,018,676
Zebra Technologies Corp., Class A(a)	4,089	1,994,369

		17,439,999

Energy Equipment & Services — 0.5%
Baker Hughes Co.	75,336	1,512,747
Halliburton Co.	90,631	1,772,742
Schlumberger Ltd.	67,801	1,834,017

		5,119,506

Entertainment — 1.3%
Activision Blizzard Inc.	17,437	1,590,080
Electronic Arts Inc.	11,549	1,640,882
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	33,715	1,582,582
Live Nation Entertainment Inc.(a)	20,829	1,705,478
Netflix Inc.(a)	2,595	1,332,455
Roku Inc.(a)	5,829	1,999,172
Take-Two Interactive Software Inc.(a)(b)	8,535	1,496,868
Walt Disney Co. (The)(a)	8,634	1,606,097

		12,953,614

Equity Real Estate Investment Trusts (REITs) — 5.8%
Alexandria Real Estate Equities Inc.	8,480	1,535,728
American Tower Corp.	5,415	1,379,580
AvalonBay Communities Inc.	8,059	1,547,328
Boston Properties Inc.	14,451	1,580,217
Camden Property Trust	14,520	1,749,370
Crown Castle International Corp.	7,659	1,448,011
Digital Realty Trust Inc.	9,438	1,456,378
Duke Realty Corp.	36,016	1,675,464
Equinix Inc.	1,785	1,286,557
Equity LifeStyle Properties Inc.	23,243	1,613,064
Equity Residential	22,828	1,694,522
Essex Property Trust Inc.	5,468	1,588,563
Extra Space Storage Inc.	12,316	1,831,266
Healthpeak Properties Inc.	45,855	1,574,661
Host Hotels & Resorts Inc.	99,953	1,815,146
Invitation Homes Inc.	49,230	1,726,004
Iron Mountain Inc.	55,560	2,229,067
Medical Properties Trust Inc.	74,630	1,645,591
Mid-America Apartment Communities Inc.	11,080	1,743,216
Omega Healthcare Investors Inc.	42,338	1,608,844
Prologis Inc.	12,843	1,496,595
Public Storage	5,806	1,632,415
Realty Income Corp.	22,464	1,553,386
Regency Centers Corp.	30,441	1,937,874
SBA Communications Corp.	4,519	1,354,435
Simon Property Group Inc.	17,873	2,175,859
Sun Communities Inc.	9,986	1,665,964
UDR Inc.	36,556	1,698,026
Ventas Inc.	28,698	1,591,591
VEREIT Inc.	40,089	1,917,858
VICI Properties Inc.	54,252	1,719,788
Vornado Realty Trust	35,927	1,643,660
Welltower Inc.	21,328	1,600,240
Weyerhaeuser Co.	47,766	1,851,888
WP Carey Inc.	20,136	1,507,985

		58,076,141

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	3,293	1,225,292
Kroger Co. (The)	42,703	1,560,368

Security	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	18,711	$1,585,383
Walgreens Boots Alliance Inc.	35,278	1,873,262
Walmart Inc.	8,179	1,144,324

		7,388,629

Food Products — 2.1%
Archer-Daniels-Midland Co.	27,620	1,743,651
Bunge Ltd.	24,535	2,071,245
Campbell Soup Co.	28,508	1,361,257
Conagra Brands Inc.	39,151	1,452,111
General Mills Inc.	21,942	1,335,390
Hershey Co. (The)	8,965	1,472,949
Hormel Foods Corp.	27,223	1,257,703
JM Smucker Co. (The)	12,095	1,584,324
Kellogg Co.	21,112	1,317,811
Kraft Heinz Co. (The)	42,456	1,753,008
Lamb Weston Holdings Inc.	19,304	1,553,972
McCormick & Co. Inc./MD, NVS	14,998	1,355,219
Mondelez International Inc., Class A	22,537	1,370,475
Tyson Foods Inc., Class A	21,625	1,674,856

		21,303,971

Gas Utilities — 0.3%
Atmos Energy Corp.	14,611	1,513,553
UGI Corp.	40,391	1,765,491

		3,279,044

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	11,423	1,371,674
ABIOMED Inc.(a)	5,283	1,694,417
Align Technology Inc.(a)	3,030	1,804,456
Baxter International Inc.	16,622	1,424,339
Becton Dickinson and Co.	5,601	1,393,585
Boston Scientific Corp.(a)	38,770	1,690,372
Cooper Companies Inc. (The)	4,202	1,726,560
Danaher Corp.	5,637	1,431,460
DENTSPLY SIRONA Inc.	28,984	1,956,710
DexCom Inc.(a)	4,103	1,584,168
Edwards Lifesciences Corp.(a)	15,517	1,482,184
Hologic Inc.(a)	19,666	1,289,106
IDEXX Laboratories Inc.(a)	3,023	1,659,597
Insulet Corp.(a)(b)	5,349	1,579,132
Intuitive Surgical Inc.(a)	1,767	1,528,455
Masimo Corp.(a)	5,740	1,335,526
Medtronic PLC	11,619	1,521,159
Novocure Ltd.(a)	11,555	2,358,375
ResMed Inc.	6,405	1,203,948
STERIS PLC	7,228	1,525,252
Stryker Corp.	5,595	1,469,415
Teleflex Inc.	3,741	1,580,498
West Pharmaceutical Services Inc.	4,889	1,606,134
Zimmer Biomet Holdings Inc.	9,140	1,619,242

		37,835,764

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	13,312	1,608,089
Anthem Inc.	4,033	1,530,080
Cardinal Health Inc.	26,129	1,576,624
Centene Corp.(a)	20,304	1,253,569
Cigna Corp.	6,169	1,536,143
CVS Health Corp.	19,479	1,488,196
DaVita Inc.(a)	12,983	1,512,909
HCA Healthcare Inc.	8,746	1,758,471

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)	22,089	$1,601,452
Humana Inc.	3,165	1,409,185
Laboratory Corp. of America Holdings(a)	6,915	1,838,491
McKesson Corp.	7,689	1,442,149
Molina Healthcare Inc.(a)	6,616	1,687,741
Quest Diagnostics Inc.	11,377	1,500,399
UnitedHealth Group Inc.	3,573	1,424,912
Universal Health Services Inc., Class B	10,631	1,577,747

		24,746,157

Health Care Technology — 0.4%
Cerner Corp.	18,711	1,404,260
Teladoc Health Inc.(a)	7,502	1,292,970
Veeva Systems Inc., Class A(a)	5,049	1,426,090

		4,123,320

Hotels, Restaurants & Leisure — 3.2%
Airbnb Inc., Class A(a)(b)	6,832	1,179,955
Aramark	41,870	1,627,487
Booking Holdings Inc.(a)	636	1,568,427
Carnival Corp.(a)	79,648	2,226,958
Chipotle Mexican Grill Inc.(a)	1,038	1,548,727
Darden Restaurants Inc.	12,659	1,857,328
Domino’s Pizza Inc.	3,630	1,533,094
DraftKings Inc., Class A(a)(b)	28,956	1,640,647
Expedia Group Inc.	11,307	1,992,633
Hilton Worldwide Holdings Inc.(a)	13,125	1,689,187
Las Vegas Sands Corp.	23,241	1,423,744
Marriott International Inc./MD, Class A(a)	11,092	1,647,384
McDonald’s Corp.	5,878	1,387,678
MGM Resorts International	52,132	2,122,815
Royal Caribbean Cruises Ltd.	18,744	1,629,791
Starbucks Corp.	13,090	1,498,674
Vail Resorts Inc.	5,241	1,704,164
Wynn Resorts Ltd.(a)	14,781	1,897,880
Yum! Brands Inc.	13,000	1,553,760

		31,730,333

Household Durables — 1.5%
DR Horton Inc.	18,276	1,796,348
Garmin Ltd.	11,991	1,645,645
Lennar Corp., Class A	17,914	1,855,890
Mohawk Industries Inc.(a)	11,105	2,282,078
Newell Brands Inc.	70,867	1,910,574
NVR Inc.(a)	324	1,625,864
PulteGroup Inc.	32,321	1,910,818
Whirlpool Corp.	7,245	1,713,080

		14,740,297

Household Products — 0.6%
Church & Dwight Co. Inc.	15,987	1,370,725
Clorox Co. (The)	6,625	1,209,063
Colgate-Palmolive Co.	15,370	1,240,359
Kimberly-Clark Corp.	9,410	1,254,541
Procter & Gamble Co. (The)	8,792	1,173,029

		6,247,717

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	65,466	1,821,264
Vistra Corp.	76,137	1,284,431

		3,105,695

Industrial Conglomerates — 0.6%
3M Co.	7,542	1,486,830

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	133,677	$1,753,842
Honeywell International Inc.	6,307	1,406,713
Roper Technologies Inc.	3,266	1,458,073

		6,105,458

Insurance — 5.2%
Aflac Inc.	31,466	1,690,668
Alleghany Corp.(a)	2,347	1,593,543
Allstate Corp. (The)	13,474	1,708,503
American Financial Group Inc./OH	16,113	1,979,643
American International Group Inc.	34,826	1,687,320
Aon PLC, Class A	6,544	1,645,423
Arch Capital Group Ltd.(a)	40,112	1,592,848
Arthur J Gallagher & Co.	11,897	1,724,470
Assurant Inc.	10,550	1,641,580
Athene Holding Ltd., Class A(a)	33,097	1,974,898
Brown & Brown Inc.	29,872	1,588,593
Chubb Ltd.	8,776	1,505,874
Cincinnati Financial Corp.	17,687	1,992,971
Erie Indemnity Co., Class A, NVS	5,793	1,239,818
Everest Re Group Ltd.	6,050	1,675,548
Fidelity National Financial Inc.	38,666	1,763,943
Globe Life Inc.	15,347	1,572,914
Hartford Financial Services Group Inc. (The)	30,313	1,999,446
Lincoln National Corp.	32,595	2,090,317
Loews Corp.	32,709	1,823,527
Markel Corp.(a)	1,351	1,589,343
Marsh & McLennan Companies Inc.	11,788	1,599,632
MetLife Inc.	29,227	1,859,714
Principal Financial Group Inc.	28,658	1,830,386
Progressive Corp. (The)	13,926	1,402,905
Prudential Financial Inc.	17,912	1,797,648
Reinsurance Group of America Inc.	12,173	1,588,942
RenaissanceRe Holdings Ltd.	7,908	1,334,949
Travelers Companies Inc. (The)	10,035	1,552,013
W R Berkley Corp.	20,429	1,628,600
Willis Towers Watson PLC	6,616	1,712,618

		52,388,597

Interactive Media & Services — 1.4%
Alphabet Inc., Class A(a)	337	793,129
Alphabet Inc., Class C, NVS(a)(b)	335	807,390
Facebook Inc., Class A(a)	4,385	1,425,476
IAC/InterActiveCorp.(a)	10,470	2,653,831
Match Group Inc.(a)	10,271	1,598,476
Pinterest Inc., Class A(a)(b)	20,862	1,384,611
Snap Inc., Class A, NVS(a)	32,507	2,009,583
Twitter Inc.(a)	31,140	1,719,551
Zillow Group Inc., Class A(a)	3,898	519,798
Zillow Group Inc., Class C, NVS(a)	9,398	1,222,868

		14,134,713

Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc.(a)	377	1,307,218
Chewy Inc., Class A(a)	20,528	1,636,492
eBay Inc.	27,771	1,549,344
Etsy Inc.(a)	10,947	2,176,154
MercadoLibre Inc.(a)(b)	994	1,561,554
Wayfair Inc., Class A(a)(b)	5,828	1,722,582

		9,953,344

IT Services — 4.0%
Accenture PLC, Class A	5,299	1,536,551

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies Inc.(a)(b)	13,793	$1,499,299
Automatic Data Processing Inc.	7,548	1,411,401
Black Knight Inc.(a)	14,852	1,075,582
Broadridge Financial Solutions Inc.	9,505	1,507,778
Cognizant Technology Solutions Corp., Class A	17,908	1,439,803
EPAM Systems Inc.(a)	4,214	1,928,958
Fidelity National Information Services Inc.	8,935	1,366,161
Fiserv Inc.(a)	12,049	1,447,326
FleetCor Technologies Inc.(a)	5,225	1,503,337
Gartner Inc.(a)	9,083	1,779,178
Global Payments Inc.	7,033	1,509,493
GoDaddy Inc., Class A(a)	18,571	1,612,334
International Business Machines Corp.	11,047	1,567,348
Jack Henry & Associates Inc.	8,855	1,441,860
Mastercard Inc., Class A	3,665	1,400,250
MongoDB Inc.(a)	5,671	1,686,896
Okta Inc.(a)	6,038	1,628,449
Paychex Inc.	14,677	1,430,861
PayPal Holdings Inc.(a)	6,583	1,726,655
Snowflake Inc., Class A(a)	5,030	1,164,898
Square Inc., Class A(a)(b)	6,982	1,709,333
Twilio Inc., Class A(a)	4,788	1,761,026
VeriSign Inc.(a)	7,054	1,543,204
Visa Inc., Class A	5,861	1,368,895
Western Union Co. (The)	65,753	1,693,797

		39,740,673

Leisure Products — 0.3%
Hasbro Inc.	15,198	1,511,441
Peloton Interactive Inc., Class A(a)	12,985	1,277,075

		2,788,516

Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)	9,967	1,971,473
Agilent Technologies Inc.	12,747	1,703,509
Avantor Inc.(a)	52,465	1,680,979
Bio-Rad Laboratories Inc., Class A(a)	2,392	1,507,271
Illumina Inc.(a)	4,522	1,776,422
IQVIA Holdings Inc.(a)	7,986	1,874,234
Mettler-Toledo International Inc.(a)(b)	1,186	1,557,597
PerkinElmer Inc.	10,809	1,401,171
PPD Inc.(a)	41,653	1,924,369
Thermo Fisher Scientific Inc.	2,763	1,299,245
Waters Corp.(a)	6,222	1,865,791

		18,562,061

Machinery — 2.7%
Caterpillar Inc.	7,496	1,709,913
Cummins Inc.	5,782	1,457,295
Deere & Co.	5,057	1,875,388
Dover Corp.	11,129	1,660,335
Fortive Corp.	19,240	1,362,577
IDEX Corp.	7,078	1,586,888
Illinois Tool Works Inc.	6,375	1,469,182
Ingersoll Rand Inc.(a)	31,522	1,557,502
Nordson Corp.	6,971	1,473,739
Otis Worldwide Corp.	20,343	1,584,109
PACCAR Inc.	15,053	1,352,964
Parker-Hannifin Corp.	5,086	1,596,038
Pentair PLC	27,264	1,758,801
Snap-on Inc.	8,309	1,974,218
Stanley Black & Decker Inc.	7,371	1,524,102

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	19,267	$1,581,243
Xylem Inc./NY	14,617	1,617,371

		27,141,665

Media — 2.3%
Altice USA Inc., Class A(a)	43,747	1,588,454
Cable One Inc.	711	1,272,690
Charter Communications Inc., Class A(a)(b)	1,985	1,336,798
Comcast Corp., Class A	25,462	1,429,691
Discovery Inc., Class A(a)	20,487	771,540
Discovery Inc., Class C, NVS(a)	41,152	1,329,621
DISH Network Corp., Class A(a)	41,184	1,844,631
Fox Corp., Class A, NVS	33,666	1,259,782
Fox Corp., Class B	16,706	607,764
Interpublic Group of Companies Inc. (The)	66,874	2,123,250
Liberty Broadband Corp., Class A(a)(b)	1,670	263,309
Liberty Broadband Corp., Class C, NVS(a)	6,996	1,138,389
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	10,815	488,730
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	21,717	982,260
News Corp., Class A, NVS	80,787	2,116,216
Omnicom Group Inc.	23,492	1,932,452
Sirius XM Holdings Inc.(b)	215,391	1,313,885
ViacomCBS Inc., Class B, NVS	42,009	1,723,209

		23,522,671

Metals & Mining — 0.8%
Freeport-McMoRan Inc.	65,401	2,466,272
Newmont Corp.	21,494	1,341,440
Nucor Corp.	26,188	2,154,225
Steel Dynamics Inc.	40,349	2,187,723

		8,149,660

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	93,413	1,674,895
Annaly Capital Management Inc.	176,648	1,603,964

		3,278,859

Multi-Utilities — 1.4%
Ameren Corp.	17,452	1,480,628
CenterPoint Energy Inc.	59,061	1,446,404
CMS Energy Corp.	22,469	1,446,779
Consolidated Edison Inc.	17,571	1,360,171
Dominion Energy Inc.	16,133	1,289,027
DTE Energy Co.	10,460	1,464,609
NiSource Inc.	59,163	1,539,421
Public Service Enterprise Group Inc.	23,480	1,482,997
Sempra Energy	10,090	1,388,081
WEC Energy Group Inc.	13,910	1,351,635

		14,249,752

Multiline Retail — 0.5%
Dollar General Corp.	6,336	1,360,656
Dollar Tree Inc.(a)	14,649	1,683,170
Target Corp.	7,769	1,610,203

		4,654,029

Oil, Gas & Consumable Fuels — 3.3%
Cabot Oil & Gas Corp.	85,917	1,432,236
Cheniere Energy Inc.(a)	26,285	2,037,613
Chevron Corp.	14,944	1,540,278
ConocoPhillips	70,516	3,606,188
Devon Energy Corp.	94,074	2,199,450
EOG Resources Inc.	30,349	2,234,900
Exxon Mobil Corp.	34,046	1,948,793

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	30,384	$2,263,912
Kinder Morgan Inc.	97,859	1,668,496
Marathon Petroleum Corp.	35,325	1,965,836
Occidental Petroleum Corp.	109,509	2,777,148
ONEOK Inc.	43,241	2,263,234
Phillips 66	22,405	1,812,789
Pioneer Natural Resources Co.	14,707	2,262,378
Valero Energy Corp.	26,688	1,973,845
Williams Companies Inc. (The)	67,969	1,655,725

		33,642,821

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	5,171	1,622,660

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	20,528	1,281,358
Catalent Inc.(a)	13,465	1,514,408
Elanco Animal Health Inc.(a)	47,386	1,502,610
Eli Lilly & Co.	9,109	1,664,852
Jazz Pharmaceuticals PLC(a)	9,947	1,635,287
Johnson & Johnson	8,320	1,353,914
Merck & Co. Inc.	15,658	1,166,521
Pfizer Inc.	34,649	1,339,184
Royalty Pharma PLC, Class A	34,032	1,497,408
Viatris Inc.(a)	84,778	1,127,547
Zoetis Inc.	7,966	1,378,357

		15,461,446

Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	15,964	1,324,214
CoStar Group Inc.(a)	1,522	1,300,442
Equifax Inc.	8,012	1,836,591
IHS Markit Ltd.	14,763	1,588,204
Jacobs Engineering Group Inc.	13,326	1,780,487
Leidos Holdings Inc.	14,035	1,421,465
Robert Half International Inc.	21,969	1,924,704
TransUnion	14,372	1,503,167
Verisk Analytics Inc.	6,609	1,243,814

		13,923,088

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)(b)	23,722	2,021,114

Road & Rail — 1.5%
AMERCO	3,499	2,087,609
CSX Corp.	14,359	1,446,669
JB Hunt Transport Services Inc.	10,565	1,803,551
Kansas City Southern	7,344	2,145,990
Knight-Swift Transportation Holdings Inc.	34,577	1,629,268
Norfolk Southern Corp.	5,433	1,517,111
Old Dominion Freight Line Inc.	6,690	1,724,749
Uber Technologies Inc.(a)	26,416	1,446,804
Union Pacific Corp.	6,218	1,380,956

		15,182,707

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices Inc.(a)	15,661	1,278,251
Analog Devices Inc.	9,946	1,523,329
Applied Materials Inc.	17,296	2,295,352
Broadcom Inc.	3,339	1,523,252
Enphase Energy Inc.(a)	11,139	1,551,106
Intel Corp.	27,937	1,607,216
KLA Corp.	5,589	1,762,491
Lam Research Corp.	3,051	1,892,993

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Inc.	31,721	$1,434,107
Maxim Integrated Products Inc.	17,316	1,627,704
Microchip Technology Inc.	10,785	1,620,878
Micron Technology Inc.(a)	21,554	1,855,153
Monolithic Power Systems Inc.	4,673	1,688,729
NVIDIA Corp.	2,290	1,374,870
NXP Semiconductors NV	9,010	1,734,515
ON Semiconductor Corp.(a)	51,155	1,995,045
Qorvo Inc.(a)	9,625	1,811,136
QUALCOMM Inc.	8,623	1,196,872
Skyworks Solutions Inc.	9,961	1,806,228
SolarEdge Technologies Inc.(a)	6,039	1,591,518
Teradyne Inc.	13,191	1,649,930
Texas Instruments Inc.	8,285	1,495,525
Xilinx Inc.	10,456	1,337,950

		37,654,150

Software — 6.0%
Adobe Inc.(a)	2,720	1,382,685
ANSYS Inc.(a)	4,278	1,564,293
Autodesk Inc.(a)	5,236	1,528,441
Avalara Inc.(a)	8,914	1,263,203
Cadence Design Systems Inc.(a)	12,167	1,603,246
Ceridian HCM Holding Inc.(a)	14,468	1,366,937
Citrix Systems Inc.	11,718	1,451,274
Cloudflare Inc., Class A(a)	21,298	1,804,792
Coupa Software Inc.(a)	4,569	1,229,244
Crowdstrike Holdings Inc., Class A(a)	9,828	2,049,236
Datadog Inc., Class A(a)	15,545	1,333,295
DocuSign Inc.(a)	6,260	1,395,604
Dropbox Inc., Class A(a)(b)	78,027	2,005,294
Dynatrace Inc.(a)	40,033	2,083,317
Fair Isaac Corp.(a)	2,946	1,536,074
Fortinet Inc.(a)(b)	11,834	2,416,858
Guidewire Software Inc.(a)	12,409	1,309,274
HubSpot Inc.(a)	3,874	2,039,467
Intuit Inc.	3,648	1,503,560
Microsoft Corp.	5,506	1,388,503
NortonLifeLock Inc.	75,041	1,621,636
Oracle Corp.	22,452	1,701,637
Palo Alto Networks Inc.(a)	4,825	1,705,107
Paycom Software Inc.(a)	3,616	1,390,027
PTC Inc.(a)	14,303	1,872,835
RingCentral Inc., Class A(a)	4,729	1,508,314
salesforce.com Inc.(a)(b)	4,855	1,118,204
ServiceNow Inc.(a)	2,553	1,292,763
Slack Technologies Inc., Class A(a)	52,696	2,234,310
Splunk Inc.(a)	6,993	884,055
SS&C Technologies Holdings Inc.	20,526	1,523,440
Synopsys Inc.(a)	6,173	1,525,101
Trade Desk Inc. (The), Class A(a)	1,734	1,264,623
Tyler Technologies Inc.(a)	3,390	1,440,275
VMware Inc., Class A(a)(b)	8,934	1,436,855
Workday Inc., Class A(a)	5,912	1,460,264
Zendesk Inc.(a)	11,093	1,621,242
Zoom Video Communications Inc., Class A(a)	3,091	987,791
Zscaler Inc.(a)	10,244	1,922,184

		60,765,260

Specialty Retail — 2.2%
Advance Auto Parts Inc.	9,556	1,912,729

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
AutoZone Inc.(a)	1,203	$1,761,336
Best Buy Co. Inc.	11,488	1,335,710
Burlington Stores Inc.(a)(b)	5,951	1,941,990
CarMax Inc.(a)	14,959	1,993,137
Carvana Co.(a)	6,195	1,767,186
Home Depot Inc. (The)	4,569	1,478,848
Lowe’s Companies Inc.	8,732	1,713,655
O’Reilly Automotive Inc.(a)	2,958	1,635,419
Ross Stores Inc.	12,057	1,578,743
TJX Companies Inc. (The)	20,961	1,488,231
Tractor Supply Co.	10,870	2,050,082
Ulta Beauty Inc.(a)	5,062	1,667,170

		22,324,236

Technology Hardware, Storage & Peripherals — 1.4%
Apple Inc.	9,785	1,286,336
Dell Technologies Inc., Class C(a)	19,641	1,931,300
Hewlett Packard Enterprise Co.	133,593	2,140,160
HP Inc.	66,361	2,263,574
NetApp Inc.	27,393	2,045,983
Seagate Technology PLC	25,313	2,350,059
Western Digital Corp.	33,069	2,335,663

		14,353,075

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	3,968	1,330,352
Nike Inc., Class B	9,536	1,264,664
VF Corp.	15,700	1,376,262

		3,971,278

Tobacco — 0.3%
Altria Group Inc.	32,520	1,552,830
Philip Morris International Inc.	16,465	1,564,175

		3,117,005

Trading Companies & Distributors — 0.5%
Fastenal Co.	28,629	1,496,724
United Rentals Inc.(a)	6,434	2,058,558

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc	3,314	$1,436,752

		4,992,034

Water Utilities — 0.3%
American Water Works Co. Inc	8,693	1,356,021
Essential Utilities Inc.	32,620	1,537,381

		2,893,402

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	9,896	1,307,558

Total Common Stocks — 99.8% (Cost: $922,417,423)		1,004,259,808

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	23,741,992	23,753,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,320,000	1,320,000

		25,073,863

Total Short-Term Investments — 2.5% (Cost: $25,066,869)		25,073,863

Total Investments in Securities — 102.3% (Cost: $947,484,292)		1,029,333,671

Other Assets, Less Liabilities — (2.3)%		(23,194,435)

Net Assets — 100.0%		$1,006,139,236

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,884,090	$4,880,726	(a)	$—		$6,061	$(17,014)	$23,753,863	23,741,992	$44,846	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	—		(390,000	)(a)	—	—	1,320,000	1,320,000	680		—
BlackRock Inc.	1,163,820	1,502,542		(1,564,597)		374,427	100,141	1,576,333	1,924	22,192		—

						$380,488	$83,127	$26,650,196		$67,718		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Size Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	6	06/18/21	$232	$16,087
S&P 500 E-Mini Index	6	06/18/21	1,252	62,882
S&P MidCap 400 E-Mini Index	1	06/18/21	272	13,428

				$92,397

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,004,259,808	$—	$—	$1,004,259,808
Money Market Funds	25,073,863	—	—	25,073,863

	$1,029,333,671	$—	$—	$1,029,333,671

Derivative financial instruments(a)
Assets
Futures Contracts	$92,397	$—	$—	$92,397

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

8